Commitments and Contingencies (Detail) - USD ($) $ in Millions		1 Months Ended				3 Months Ended	12 Months Ended
	Aug. 07, 2020	Nov. 30, 2021	Nov. 30, 2020	Jan. 31, 2020	Nov. 30, 2019	Mar. 31, 2021	Dec. 31, 2020
Funding Agreement With Biohaven Pharmaceuticals
Long-term Purchase Commitment [Line Items]
Payment for purchase of royalties	$ 450.0					$ 182.4
Purchase commitment, upfront payment	150.0
Purchase commitment, additional payments	100.0					$ 100.0	$ 100.0
Purchase commitment, purchase of committed, non-contingent Commercial Launch Preferred Equity payable	$ 200.0
Purchase Of Eisai Royalties
Long-term Purchase Commitment [Line Items]
Payment for purchase of royalties					$ 330.0
Purchase commitment, upfront payment				$ 110.0
Purchase commitment, additional payments			$ 110.0	$ 220.0
Purchase Of Eisai Royalties | Forecast
Long-term Purchase Commitment [Line Items]
Purchase commitment, additional payments		$ 110.0